Related party transactions	12 Months Ended
Mar. 31, 2017
Related party transactions
Related party transactions

13. Related party transactions

        The following table provides the balances with related parties as of March 31:

Due from related parties, current:

	2017	2016
Receivable from related parties	$981	$1,991
Loans due from employees	103	189

Total due from related parties, current	$1,084	$2,180

Due to related parties, current:

	2017	2016
Payable to related parties	$460	$518

Total due to related parties, current	$460	$518

        In the ordinary course of business, the Group provides services to and purchases goods (computers and related components) and services (rent, professional, marketing, outstaffing and management services) from IBS Group subsidiaries and affiliated companies.

        On June 5, 2015, Luxoft Global Operations and Area 52 Property AG, a company controlled by the Company's Chief Executive Officer and then current Chief Financial Officer, entered into a lease agreement for an office space of 388 square meters located at the 21st floor of the building in Zug, Switzerland where the Group's operating headquarters are situated at a different floor. The lease term is from January 1, 2016 through December 31, 2020. The base rent is $300 per annum and is subject to annual increases based on index of consumer prices not to exceed 2%.

        The goods and services include software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

        Sales of services included software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

        Below are the turnovers of related parties:

	For the year ended March 31,
	2017	2016	2015
Sales of services	$631	$5,592	$3,618
Purchase of goods	347	708	947
Purchase of services	380	267	1,620